Schedule of Derivate Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value	$ (54,000)	$ 51,000
Cp Bf Convertible Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	63,000
Change in fair value	(54,000)
Balance at December 31, 2025	$ 9,000	$ 63,000